N-2	Mar. 20, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001372807
Amendment Flag	false
Securities Act File Number	814-00735
Document Type	8-K
Entity Registrant Name	BCP Investment Corporation
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Notes Offering
On March 20, 2026, BCP Investment Corporation (the “Company”) entered into a note purchase agreement (the “Note Purchase Agreement”), by and among the Company and each purchaser named therein (the “Purchasers”), in connection with
the issuance and sale of $50,000,000 in aggregate principal amount of the Company’s 7.50% notes due 2029 (the “Notes”), pursuant to an effective shelf registration statement on Form
N-2
(File
No. 333-283443),
as amended, which was declared effective on February 10, 2025. The Company intends to use the net proceeds of the offering to repay an aggregate principal amount of $40.0 million of the LRFC 5.25% fixed-rate notes due 2026 and to pay down other indebtedness.
In conjunction therewith, the Company and U.S. Bank Trust Company, National Association (the “Trustee”) entered into a Sixth Supplemental Indenture relating to the Notes (the “Supplemental Indenture”), which supplements that certain Base Indenture, dated as of October 10, 2012 (as may be further amended, supplemented or otherwise modified from time to time, the “Base Indenture” and, together with the Supplemental Indenture, the “Indenture”).
The Notes will mature on September 24, 2029. The Notes may be redeemed in whole or in part at the Company’s option at any time or from time to time prior to April 24, 2029 at par value plus a “make-whole” premium calculated in accordance with the terms under “optional redemption” in the Indenture and at par value on April 24, 2029 or thereafter.
The Notes bear interest at the rate of 7.50% per year, payable semi-annually on April 30 and October 30 of each year, commencing on April 30, 2026. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Sections 18(a)(1)(A) and 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. Additionally, the Company has agreed to use its commercially reasonable efforts to maintain a rating of the Notes from a rating agency, as defined in the Indenture, as long as the Notes are outstanding. These covenants are subject to important limitations and exceptions that are described in the Indenture.
The foregoing description of the Notes does not purport to be complete and is qualified in its entirety by reference to the full text of the Note Purchase Agreement and Indenture, filed as exhibits hereto and incorporated by reference herein.

Long Term Debt, Title [Text Block]	7.50% notes due 2029
Long Term Debt, Principal	$ 50,000,000
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Sections 18(a)(1)(A) and 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. Additionally, the Company has agreed to use its commercially reasonable efforts to maintain a rating of the Notes from a rating agency, as defined in the Indenture, as long as the Notes are outstanding. These covenants are subject to important limitations and exceptions that are described in the Indenture.